Other Intangible Assets - Currently marketed products acquired from Talecris and Progenika (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,385,537	€ 1,269,342
Translation differences	27,116	58,744
Intangible assets at end of the year	1,433,534	1,385,537
Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	2,054,740	1,841,207
Translation differences	36,634	80,172
Intangible assets at end of the year	2,195,126	2,054,740
Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(602,868)	(508,485)
Additions	(81,890)	(71,400)
Translation differences	(8,209)	(18,473)
Intangible assets at end of the year	(693,948)	(602,868)
Currently marketed products
Other Intangible Assets
Intangible assets at beginning of the year	793,032	793,308
Additions	(38,040)	(36,154)
Translation differences	15,723	35,878
Intangible assets at end of the year	770,715	793,032
Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	1,071,827	1,024,376
Translation differences	21,007	47,451
Intangible assets at end of the year	1,092,834	1,071,827
Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(278,795)	(231,068)
Additions	(38,040)	(36,154)
Translation differences	(5,284)	(11,573)
Intangible assets at end of the year	€ (322,119)	€ (278,795)
Talecris | Currently marketed products
Other Intangible Assets
Estimated useful life	30 years	30 years
Residual useful life	21 years 5 months	22 years 5 months
Talecris | Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,048,035	€ 1,000,584
Translation differences	21,007	47,451
Intangible assets at end of the year	1,069,042	1,048,035
Talecris | Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(264,920)	(219,572)
Additions	(35,661)	(33,775)
Translation differences	(5,284)	(11,573)
Intangible assets at end of the year	€ (305,865)	€ (264,920)
Progenika Biopharma, S.A. | Currently marketed products
Other Intangible Assets
Estimated useful life	10 years	10 years
Residual useful life	3 years 2 months	4 years 2 months
Progenika Biopharma, S.A. | Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 23,792	€ 23,792
Intangible assets at end of the year	23,792	23,792
Progenika Biopharma, S.A. | Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(13,875)	(11,496)
Additions	(2,379)	(2,379)
Intangible assets at end of the year	€ (16,254)	€ (13,875)